Accumulated Other Comprehensive Income (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ 263	$ 838	$ 371
Provision for income taxes	(1,852)	(929)	(1,639)
Net income	5,170	3,573	4,884
Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net income	196	491	229
Unrealized gains on securities | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	301	454	353
Provision for income taxes	(105)	(159)	(124)
Net income	196	295	229
OTTI | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Portion of net loss recognized in other comprehensive income, before taxes	0	301	0
Provision for income taxes	0	(105)	0
Net income	$ 0	$ 196	$ 0